Nature of business and organization (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Private securities offering [Member]
Sale of common stock private placement	1,450,000
Share Price	$ 0.10
China Bio [Member]
Percentage of holding	100.00%
Zhong Yuan Investment [Member]
Percentage of holding	100.00%
Number of shares exchanged	161,500,000
Shares Outstanding		170,000,000
Percentage of shares Outstanding	95.00%
BF Beijing [Member]
Percentage of holding	100.00%
Cash consideration	$ 1,351,500